Property and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2024
Property and Equipment, net [Abstract]
Schedule of Property and Equipment

Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2023 $ 30,942 $ (6,660) $ 24,282
- Additions in property and equipment 2,755 - 2,755
- Depreciation for the period - (379) (379)
Balance, June 30, 2024 $ 33,697 $ (7,039) $ 26,658